Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules
adopted
by the
SEC
pursuant
to
the
Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our
Non-PEO
named executive officers (“Other NEOs”) and Company performance for the fiscal years listed below. The following tables and related disclosures provide information about (i) the “total compensation” of our PEO
and
our Other NEOs as presented in the
Summary Compensation Table
on page 67, (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance
rules, (iii) certain financial performance measures, and (iv) the relationship of the compensation actually paid to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. The Compensation Committee did not consider this pay versus performance disclosure below in making its pay decisions for any of the years shown. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review Compensation Discussion and Analysis beginning on page
46.

Year (a)	Summary Compensation Table Total for PEO (b) 1	Compensation Actually Paid to PEO (c) 1, 2	Average Summary Compensation Table Total for Other NEOs (d) 1	Average Compensation Actually Paid to Other NEOs (e) 1,2	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions) (h)	Adjusted EBIT ($ millions) (i) 4
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) 3

2022	$17,068,131	($12,049,295)	$4,384,699	($1,407,170)	$113.16	$131.59	$793	$1,339

2021	$17,798,861	$33,704,535	$5,398,736	$8,450,911	$162.50	$148.89	$857	$1,635

2020	$13,561,990	$30,582,035	$3,791,700	$6,235,050	$131.49	$118.22	$478	$1,216
1. Mark J. Costa was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022
Curtis E. Espeland	William T. McLain, Jr.	William T. McLain, Jr.
Brad A. Lich	Brad A. Lich	Brad A. Lich
Lucian Boldea	Lucian Boldea	Stephen G. Crawford
William T. McLain, Jr.	Stephen G. Crawford	Perry Stuckey III
Kellye L. Walker
2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the
Summary Compensation Table
Total with certain adjustments. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as prescribed by SEC rules and as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the
Summary Compensation Table
. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in

Pension Value reported in the
Summary Compensation Table
. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Mark J. Costa ($)	Exclusion of Change in Pension Value for Mark J. Costa ($)	Exclusion of Stock Awards and Option Awards for Mark J. Costa ($)	Inclusion of Pension Service Cost for Mark J. Costa ($)	Inclusion of Equity Values for Mark J. Costa ($)	Compensation Actually Paid to Mark J. Costa ($)

2022	$17,068,131	$305,653	$14,822,129	$301,111	($14,290,755)	($12,049,295)
2021	17,798,861	172,210	12,382,689	312,228	28,148,345	33,704,535
2020	13,561,990	538,236	9,503,799	274,591	26,787,489	30,582,035

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)
2022	$4,384,699	$160,469	$3,132,567	$123,170	($2,622,003)	($1,407,170)
2021	5,398,736	213,311	3,202,386	128,802	6,339,070	8,450,911
2020	3,791,700	215,708	2,347,855	80,866	4,926,047	6,235,050
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark J. Costa ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark J. Costa ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark J. Costa ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mark J. Costa ($)	Total - Inclusion of Equity Values for Mark J. Costa ($)
2022	$7,154,574	($10,318,276)	$0	($11,127,053)	$0	$0	($14,290,755)
2021	16,317,961	9,270,244	0	2,560,140	0	0	28,148,345
2020	20,245,424	5,183,609	0	1,358,456	0	0	26,787,489

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2022	$1,512,081	($2,191,529)	$0	($1,942,555)	$0	$0	($2,622,003)
2021	4,101,763	1,772,446	0	464,861	0	0	6,339,070
2020	4,194,758	774,091	0	161,806	(204,608)	0	4,926,047

3. The Peer Group TSR set forth in this table utilizes the Company’s peer group, the S&P 1500 Chemicals Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 1500 Chemicals Industry Index. Historical stock performance is not necessarily indicative of future stock performance.
4. We determined Adjusted EBIT, a Non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBIT is defined as set forth above under “Compensation Discussion and Analysis — Elements of Our Executive Compensation.” See Annex A of this proxy statement for a reconciliation of financial measures under accounting principles generally accepted in the United States (“GAAP”) to Adjusted EBIT, a description of excluded items, and related information.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]	Mark J. Costa was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022
Curtis E. Espeland	William T. McLain, Jr.	William T. McLain, Jr.
Brad A. Lich	Brad A. Lich	Brad A. Lich
Lucian Boldea	Lucian Boldea	Stephen G. Crawford
William T. McLain, Jr.	Stephen G. Crawford	Perry Stuckey III
Kellye L. Walker

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Company’s peer group, the S&P 1500 Chemicals Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 1500 Chemicals Industry Index.
PEO Total Compensation Amount	$ 17,068,131	$ 17,798,861	$ 13,561,990
PEO Actually Paid Compensation Amount	$ (12,049,295)	33,704,535	30,582,035
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Mark J. Costa ($)	Exclusion of Change in Pension Value for Mark J. Costa ($)	Exclusion of Stock Awards and Option Awards for Mark J. Costa ($)	Inclusion of Pension Service Cost for Mark J. Costa ($)	Inclusion of Equity Values for Mark J. Costa ($)	Compensation Actually Paid to Mark J. Costa ($)

2022	$17,068,131	$305,653	$14,822,129	$301,111	($14,290,755)	($12,049,295)
2021	17,798,861	172,210	12,382,689	312,228	28,148,345	33,704,535
2020	13,561,990	538,236	9,503,799	274,591	26,787,489	30,582,035

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark J. Costa ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark J. Costa ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark J. Costa ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark J. Costa ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Mark J. Costa ($)	Total - Inclusion of Equity Values for Mark J. Costa ($)
2022	$7,154,574	($10,318,276)	$0	($11,127,053)	$0	$0	($14,290,755)
2021	16,317,961	9,270,244	0	2,560,140	0	0	28,148,345
2020	20,245,424	5,183,609	0	1,358,456	0	0	26,787,489

Non-PEO NEO Average Total Compensation Amount	$ 4,384,699	5,398,736	3,791,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,407,170)	8,450,911	6,235,050
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)
2022	$4,384,699	$160,469	$3,132,567	$123,170	($2,622,003)	($1,407,170)
2021	5,398,736	213,311	3,202,386	128,802	6,339,070	8,450,911
2020	3,791,700	215,708	2,347,855	80,866	4,926,047	6,235,050

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2022	$1,512,081	($2,191,529)	$0	($1,942,555)	$0	$0	($2,622,003)
2021	4,101,763	1,772,446	0	464,861	0	0	6,339,070
2020	4,194,758	774,091	0	161,806	(204,608)	0	4,926,047

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Other
NEOs
Compensation
Actually Paid and
Company
TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Eastman Chemical Company Adjusted EBIT
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Other NEOs, and Eastman Chemical Adjusted EBIT during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P1500 Chemicals Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considered the most important in linking Compensation Actually Paid to our PEO and Other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Adjusted Earnings Before Interest and Taxes (EBIT)

Operating Cash Flow

Relative Total Shareholder Return

Return on Invested Capital

Total Shareholder Return Amount	$ 113.16	162.5	131.49
Peer Group Total Shareholder Return Amount	131.59	148.89	118.22
Net Income (Loss)	$ 793,000,000	$ 857,000,000	$ 478,000,000
Company Selected Measure Amount	1,339	1,635	1,216
PEO Name	Mark J. Costa
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Before Interest and Taxes (EBIT)
Non-GAAP Measure Description [Text Block]	We determined Adjusted EBIT, a Non-GAAP measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EBIT is defined as set forth above under “Compensation Discussion and Analysis — Elements of Our Executive Compensation.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
PEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (305,653)	$ (172,210)	$ (538,236)
PEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,822,129)	(12,382,689)	(9,503,799)
PEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	301,111	312,228	274,591
PEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,290,755)	28,148,345	26,787,489
PEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,154,574	16,317,961	20,245,424
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,318,276)	9,270,244	5,183,609
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,127,053)	2,560,140	1,358,456
PEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(160,469)	(213,311)	(215,708)
Non-PEO NEO [Member] | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,132,567)	(3,202,386)	(2,347,855)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	123,170	128,802	80,866
Non-PEO NEO [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,622,003)	6,339,070	4,926,047
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,512,081	4,101,763	4,194,758
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,191,529)	1,772,446	774,091
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,942,555)	464,861	161,806
Non-PEO NEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(204,608)
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0